Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,814)	$ (6,496)	$ (2,614)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation	68	23	11
Accrued interest on convertible securities			20
Accrued interest on deposits	(45)
Share based compensation expenses	241	790	299
Unrealized gain loss from foreign currency derivative activities	(68)
Changes in operating assets and liabilities items:
Decrease (increase) in accounts receivable		8	(8)
Decrease (increase) in inventories	(1,026)	5	9
Decrease (increase) in governmental grants receivables	(54)	8	(11)
Increase in other receivables and prepaid expenses	(136)	(496)	(30)
Increase (decrease) in advance payments	(41)	79	63
Increase (decrease) in deferred revenues	(12)	(12)	9
Increase in accounts payable	254	84	40
Increase in accrued payroll and other employment related accruals	163	194	119
Decrease in advance payments on governmental grant			(42)
Increase in accrued expenses	36	99	32
Net cash used in operating activities	(8,434)	(5,714)	(2,103)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(194)	(48)	(36)
Investment in deposits, net	(4,054)
Prepayments of leasing		(18)
Net cash used in investing activities	(4,248)	(66)	(36)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of shares issued in the public offering, net of issuance cost	1,670
Proceeds from issuance of units of ordinary shares and warrants in connection with the initial public offering, net of issuance expenses		14,319
Proceeds from issuance of ordinary shares and warrants, net of issuance cost			2,925
Proceeds from issuance of SAFEs		500
Refund to SAFE investors		(100)
Proceeds from credit line		800
Repayment of credit line		(800)
Proceeds from issuance of ordinary shares as a result of exercise of warrants	1,449	160
Exercise of options			1
Payment on behalf of issued shares			12
Net cash provided by financing activities	3,119	14,879	2,938
Net increase (decrease) in cash and cash equivalents	(9,563)	9,099	799
Cash and Cash Equivalents at the beginning of year	10,373	1,274	475
Cash and cash equivalents at the end of year	810	10,373	1,274
Supplemental Disclosure:
Interest on credit line		40
Interest received from deposits	(305)
Conversion of SAFEs to equity		400
Right-of-use asset recognized against lease liability	$ 644	$ 229